Basis of preparation and statement of compliance (Tables)	6 Months Ended
Jun. 30, 2025
Basis of preparation and statement of compliance
Schedule of subsidiaries

As of June 30, 2025, the scope of consolidation consists of two entities, the parent, Inventiva S.A. and its 100% owned subsidiary, Inventiva Inc., for which no non-controlling interest is recognized.

		Percent of
	Date of	Ownership
	incorporation	Interest	Accounting Method
INVENTIVA Inc.	01/05/2021	100%	Fully Consolidated

Schedule of exchange rates

Exchange rate (USD per EUR)	June 30, 2024	Dec. 31, 2024	June 30, 2025
Average exchange rate for the period	1.0813	1.0824	1.0927
Exchange rate at the end of period	1.0705	1.0389	1.1720